Loans Payable (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of Outstanding Borrowings from Asset-Backed Debt Securities	As of December 31, 2020 and 2021, the outstanding borrowings from asset-backed debt securities were as follows:

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
Short-term loans	—	762,717	119,687
Long-term loans, current portion	498,252	—	—
Total carrying amount	498,252	762,717	119,687